FINANCING AND LOANS RECEIVABLE - Changes in the financing (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financing and loans receivable [line items]
Opening balance	R$ 5,843,527
ECL	(929,640)	R$ (155,822)
Final balance as of March 31, 2022 and 2021	5,195,278
Loans and receivables
Disclosure of financing and loans receivable [line items]
Opening balance	5,843,527	10,924,899
Amortization of principal	(317,368)	(1,213,310)
Interest, taxes, monetary and exchange variations incurred	96,816	574,494
Received interest	(65,896)	(202,359)
ECL	(363,583)	(3,277)
Write-offs	1,782	5,235
Final balance as of March 31, 2022 and 2021	R$ 5,195,278	R$ 10,085,682